Basis of Presentation and Significant Accounting Policies - Basis of Presentation (Details) - USD ($) $ in Thousands		12 Months Ended
	Oct. 31, 2018	Dec. 31, 2018	Feb. 01, 2018
Telerhythmics [Member]
Goodwill [Line Items]
Total consideration	$ 1,950
Monthly rent payments	$ 200
Gain on sale of Telerhythmics		$ 19
Medical Device Sales and Service [Member]
Goodwill [Line Items]
Total consideration			$ 8,000